Schedule of revenues by currency (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
NetRevenuesLineItems [Line Items]
Net revenues	$ 2,622,110	$ 1,950,929	$ 2,332,715
United States of America, Dollars
NetRevenuesLineItems [Line Items]
Net revenues	1,914,905	1,388,746	1,731,765
Brazil, Brazil Real
NetRevenuesLineItems [Line Items]
Net revenues	$ 707,205	$ 562,183	$ 600,950